Business Combinations - Summary of fair value of Identifiable assets acquired and liabilities assumed (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Financial assets delivered as guarantee	$ 347,199,993	$ 325,051,250
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Cash and deposits in banks	136,878
Debt securities at fair value through profit or loss	2,825,884
Loans and other financing	395,457
Financial assets delivered as guarantee	5,441,660
Other financial assets	21,178,790
Property, plant and equipment	382,408
Intangible assets	85,009
Other non-financial assets	314,156
Assets recognized as of acquisition date	30,760,242
Other financial liabilities	20,985,968
Provisions	59,200
Current income tax liabilities	356,625
Deferred income tax liabilities	421,410
Other non-financial liabilities	5,833,124
Liabilities recognized as of acquisition date	27,656,327
Net assets acquired at fair value	$ 3,103,915